Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000238207 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000238207 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	53.00%	[1]
C000238207 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%	[1]
C000238207 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1],[2]
C000242862 [Member] | City of Modesto California Water Revenue COP 3 20 08 07 24 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
C000242862 [Member] | City of Los Angeles California Revenue Notes 5 00 06 26 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000242862 [Member] | California Community Choice Financing Authority RB 5 00 10 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000242862 [Member] | California State Public Works Board RB Series A 5 00 09 01 27 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000242862 [Member] | Long Beach Unified School District GO 3 64 08 07 24 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000242862 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3],[4]
C000225367 [Member] | County of Jefferson Alabama Sewer Revenue RB 5 25 10 01 44 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[5]
C000225367 [Member] | Tennergy Corp Tennessee RB 5 50 10 01 53 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
C000225367 [Member] | Kansas City Industrial Development Authority RB AMT 5 00 03 01 34 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000225367 [Member] | California Community Choice Financing Authority RB 5 54 12 01 53 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000225367 [Member] | New Hope Cultural Education Facilities Finance Corp RB 4 00 08 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000225367 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[5],[6]
C000242803 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[7],[8],[9]
C000242803 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%	[7]
C000242803 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[7]
C000242803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[7]
C000242803 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000242803 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7]
C000242803 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000242803 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[7]
C000242803 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[7]
C000242803 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[7]
C000219258 [Member] | Puerto Rico Sales Tax Financing Corp Sales Tax Revenue RB 5 00 07 01 58 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[10]
C000219258 [Member] | New York Transportation Development Corp RB AMT 5 38 06 30 60 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[10]
C000219258 [Member] | Hoover Industrial Development Board RB AMT 5 75 10 01 49 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[10]
C000219258 [Member] | Tobacco Settlement Financing Corp RB 5 00 06 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000219258 [Member] | Commonwealth of Puerto Rico GO 4 00 07 01 37 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[10]
C000219258 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	57.30%	[10],[11],[12]
C000239899 [Member] | RR 8 Ltd 6 67 07 15 37 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000239899 [Member] | Flatiron CLO 21 Ltd Series 2021 1A Class A1 6 65 07 19 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000239899 [Member] | Apidos CLO XXXIII Series 2020 33A Class AR 6 70 10 24 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000239899 [Member] | OHA Loan Funding Ltd 6 69 01 19 37 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000239899 [Member] | Golub Capital Partners CLO 58B Ltd 6 73 01 25 35 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000239899 [Member] | OHA Credit Funding 2 Ltd 6 69 04 21 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000239899 [Member] | Golub Capital Partners CLO 41B R Ltd 6 86 01 20 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000239899 [Member] | Whitebox CLO III Ltd 6 78 10 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000239899 [Member] | Apidos CLO XXXVII 6 67 10 22 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[13]
C000239899 [Member] | Whitebox CLO I Ltd 6 66 07 24 36 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[13]
C000239899 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[13]
C000239899 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%	[13]
C000246586 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[14]
C000246586 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[14]
C000246586 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[14]
C000246586 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[14]
C000246586 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[14]
C000246586 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000246586 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[14],[15],[16]

[1]	Excludes money market funds.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.
[4]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Excludes money market funds.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Excludes money market funds.
[8]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[10]	Excludes money market funds.
[11]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[13]	Excludes money market funds.
[14]	Excludes money market funds, short investments and options, if any.
[15]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of July 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.